Marketable Securities - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Financing Receivable, Recorded Investment [Line Items]
Marketable securities	$ 431	$ 335	$ 335
Payment for purchase of marketable securities	99
U.S. Treasury Bonds/Bills [Member]
Financing Receivable, Recorded Investment [Line Items]
Marketable securities	431	$ 335	$ 335
Payment for purchase of marketable securities	$ 99
Weighted average maturity period	1 year 10 months 25 days
Aggregate amortized cost basis of securities	$ 432